Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of borrowings

	As of December 31,
(in millions)	2014	2013
Short-term borrowings
Foreign lines of credit and other arrangements	$68	$68
Senior secured revolving credit facility	10	—
Total Short-term borrowings	78	68

Current portion of long-term borrowings:
4.85% Unsecured notes due 2014, net of unamortized discount of $0	—	4
4.95% Unsecured notes due 2015, net of unamortized discount of $0	10	—
Capital lease obligations	73	74
Total Current portion of long-term borrowings	83	78
Total Short-term and current portion of long-term borrowings	161	146

Long-term borrowings:
Senior secured term loan facility due March 2017, net of unamortized discount of $10 and $23	1,451	2,658
Senior secured term loan facility due March 2018 (a), net of unamortized discount of $45 and $22	4,932	4,656
Senior secured term loan facility due September 2018 (a), net of unamortized discount of $27 and $27	981	981
Senior secured term loan facility due March 2021, net of unamortized discount of $11	1,180	—
7.375% Senior secured first lien notes due 2019, net of unamortized discount of $19 and $23	1,576	1,572
8.875% Senior secured first lien notes due 2020, net of unamortized discount of $10 and $12	500	498
6.75% Senior secured first lien notes due 2020 (b), net of unamortized discount of $14 and $25	1,383	2,124
8.25% Senior secured second lien notes due 2021, net of unamortized discount of $11 and $13	1,989	1,987
8.75% Senior secured second lien notes due 2022, net of unamortized discount of $6 and $6	994	994
12.625% Senior unsecured notes due 2021, net of unamortized discount of $16 and $19	2,984	2,981
10.625% Senior unsecured notes due 2021 (b), net of unamortized discount of $16 and $27	514	788
11.25% Senior unsecured notes due 2021 (b), net of unamortized discount of $15 and $27	495	758
11.25% Senior unsecured subordinated notes due 2016	—	750
11.75% Senior unsecured subordinated notes due 2021 (b), net of unamortized discount of $11 and $38	1,598	1,712
4.95% Unsecured notes due 2015, net of unamortized discount of $1	—	9
Capital lease obligations	134	89
Total Long-term borrowings	20,711	22,557
Total Borrowings	$20,872	$22,703

(a)	Repriced and amended on July 18, 2014. See "Senior Secured Term Loan Facility" below for additional information.

(b)	Partially redeemed with proceeds of private placement on July 11, 2014 and July 21, 2014. See "Debt Repurchase" below for additional information.

Schedule of future aggregate annual maturities of long-term debt
The following table presents the future aggregate annual maturities of long-term debt excluding unamortized discounts:

Year ended December 31, (in millions)	Par Amount
2015	$83
2016	66
2017	1,512
2018	5,992
2019	1,597
Thereafter	11,755
Total	$21,005